Note 24 - Investment (Details) (USD $)	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Feb. 05, 2014 Subsequent Event [Member] PVPower Inc [Member]	Oct. 31, 2011 Company Engaged In Sales And Distribution Of Photovoltaic Products And Solar Systems [Member]	Dec. 31, 2012 Company Engaged In Sales And Distribution Of Photovoltaic Products And Solar Systems [Member]
Note 24 - Investment (Details) [Line Items]
Payments for (Proceeds from) Investments			$ 400,000
Income (Loss) from Equity Method Investments	(400,000)			(400,000)
Investments				$ 0
Stock Issued During Period, Shares, Acquisitions (in Shares)		600,000